Summary of Significant Accounting Policies (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trade Receivables
Trade receivables	$ 851,617	$ 898,009	$ 902,222
Other	326,021	342,727	35,619
Allowance for doubtful accounts	0	0	0
Total trade receivables, net	$ 1,177,638	$ 1,240,736	$ 937,841